TRADE ACCOUNTS RECEIVABLE - Breakdown of trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 6,848,454	R$ 9,607,012
Neither past due nor impaired [member] | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,904,402	8,652,376
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	644,644	777,150
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	57,395	74,253
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	97,639	54,784
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	40,533	20,975
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	34,708	18,945
Past due but not impaired | From 181 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 69,133	R$ 8,529